Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Taxes [Abstract]
Schedule of Provision for Income Taxes

Significant components of the provision for income taxes are as follows:

	For the years ended December 31,
	2022	2023	2024	2024
	HKD	HKD	HKD	US$
Current:
Hong Kong	2,979,918	928,973	348,835	44,908
The UK	—	388,288	—	—

Deferred:
Hong Kong	—	7,876	(206,806)	(26,623)
The UK	—	—	943,880	121,513
Total provision for income taxes	2,979,918	1,325,137	1,085,909	139,798

Schedule of Reconciles Cayman Islands Statutory Rates

The following table reconciles Cayman Islands statutory rates to our effective tax rate:

	For the years ended December 31,
	2022	2023	2024
Income tax rate in the Cayman Islands, permanent tax holiday	0%	0%	0%
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Effect of different tax rates	(0.6)%	2.1%	15.1%
Expense not deductible	4.3%	7.0%	1.8%
Temporary not recognized	0.3%	0.4%	0.6%
Utilization of tax loss	—	—	(20.2)%
Tax concession	(1.1)%	(2.9)%	(1.9)%
Effective tax rate	19.4%	23.1%	11.9%

Schedule of Deferred Tax Assets (Liabilities)

Deferred tax assets (liabilities) as of December 31, 2023 and 2024 consisted of the following:

	As of December 31,
	2023	2024	2024
	HKD	HKD	US$
Deferred tax assets:
Tax loss	4,351,234	2,456,246	316,213
Allowance for expected credit losses	233,445	440,251	56,677
Total deferred tax assets	4,584,679	2,896,497	372,890
Valuation allowance	(4,584,679)	(2,689,691)	(346,266)
Deferred tax assets, net of valuation allowance	—	206,806	26,624

Deferred tax liabilities:
Depreciation	—	(920,142)	(118,457)
Total deferred tax liabilities	—	(920,142)	(118,457)